Stock-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	348
Nonvested, Number of Units, Granted	106
Nonvested, Number of Units, Dividends	8
Nonvested, Number of Units, Forfeited or expired	(3)
Nonvested, Number of Units, Vested and issued	(136)
Nonvested/unissued, Number of Units, Ending balance	323
Weighted-average grant date fair value, Beginning balance	$ 36.03
Weighted-average grant date fair value, Granted	$ 44.83
Weighted-average grant date fair value, Dividends
Weighted-average grant date fair value, Forfeited or expired	$ 39.74
Weighted-average grant date fair value, Vested and issued	$ 27.56
Weighted-average grant date fair value, Ending balance	$ 39.16
Restricted Stock/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	207
Nonvested, Number of Units, Granted	100
Nonvested, Number of Units, Dividends	7
Nonvested, Number of Units, Forfeited or expired	(1)
Nonvested, Number of Units, Vested and issued	(68)
Nonvested/unissued, Number of Units, Ending balance	245
Weighted-average grant date fair value, Beginning balance	$ 37.18
Weighted-average grant date fair value, Granted	$ 44.83
Weighted-average grant date fair value, Dividends
Weighted-average grant date fair value, Forfeited or expired	$ 41.66
Weighted-average grant date fair value, Vested and issued	$ 35.59
Weighted-average grant date fair value, Ending balance	$ 38.00